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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Caspian Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:  028-14846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Chief Operating Officer and General Counsel
Phone:            212-826-6970

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York         November 14, 2012
---------------------------        --------------------        -----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                           -------------

Form 13F Information Table Entry Total:                                9
                                                           -------------

Form 13F Information Table Value Total:                         $ 79,559
                                                           -------------
                                                           (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     None.


                                                      Caspian Capital LP
                                                  Form 13F Information Table
                                               Quarter Ended September 30, 2012



       Column 1               Column 2         Column 3   Column 4      Column 5          Column 6      Column 7       Column 8

                                                 Cusip      Value    Shares or SH/  Put/  Invest   Othr
Issuer                        Title of Class     Number    (x$1000)   PRN AMT  PRN  Call  Discre   Mgrs   Sole   Shared     None
----------------------------  ---------------  ---------  --------- ---------- ---- ----  -------  ----   ----  ---------   ----
                                                                                          SHARED-
ASSURED GUARANTY LTD          COM              G0585R106  $ 21,792  1,600,000  SH         DEFINED               1,600,000
                                                                                          SHARED-
BEAZER HOMES USA INC          COM              07556Q105  $  8,050  2,267,475  SH         DEFINED               2,267,475
                                                                                          SHARED-
FLAGSTAR BANCORP INC          COM NEW          337930507  $  7,150  6,500,013  SH         DEFINED               6,500,013
                                                                                          SHARED-
GRAPHIC PACKAGING HLDG CO     COM              388689101  $ 22,463  3,866,302  SH         DEFINED               3,866,302
                                                                                          SHARED-
GRAY TELEVISION INC           COM              389375106  $  5,861  2,570,633  SH         DEFINED               2,570,633
                                                                                          SHARED-
HOVNANIAN ENTERPRISES INC     UNIT 99/99/9999  44248W208  $    380     20,000  SH         DEFINED                  20,000
                                                                                          SHARED-
LLOYDS BANKING GROUP PLC      SPONSORED ADR    539439109  $  1,456    584,848  SH         DEFINED                 584,848
                                                                                          SHARED-
MPG OFFICE TR INC             COM              553274101  $  8,497  2,536,497  SH         DEFINED               2,536,497
                                                                                          SHARED-
RITE AID CORP                 COM              767754104  $  3,910  3,341,755  SH         DEFINED               3,341,755

Total Fair Market Value (in thousands):                   $ 79,559
